SUPPLEMENTARY CONSOLIDATED BALANCE SHEETS INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Supplementary Statement Of Balance Sheet Information [Abstract]
Schedule of other current assets
	December 31,
	2016	2015
	U.S. dollars in thousands
a. Other current assets
Government institutions	803	1,822
Prepaid expenses	4,340	2,363
Other account receivables	4,811	4,612
Interest receivable	2,184	2,161
Restricted bank deposits	3,179	3,061
Other	681	798
	15,998	14,817

Schedule of property and equipment
	December 31,
	2016	2015
	U.S. dollars in thousands
b. Property and equipment, net
Computers, electronic equipment and software	19,432	12,538
Vehicles	1,241	1,007
Office furniture and equipment	1,047	759
Leasehold improvements	6,365	4,071
Equipment	545	476
Prepayment of property(1)	2,357	745
	30,987	19,596
Less – accumulated depreciation	12,654	8,565
	18,333	11,031

(1)     See also note 7a.

Schedule of account payable and accrued expenses
	December 31,
	2016	2015
	U.S. dollars in thousands
c. Account payable and accrued expenses
Account payable	26,832	17,461
Accrued expenses	12,583	7,132
	39,415	24,593

Schedule of other current Liabilities
	December 31,
	2016	2015
	U.S. dollars in thousands
d. Other current Liabilities
Institutions	2,548	1,490
Advances from NRE arrangements	2,632	2,628
Advances from customers	1,169	1,712
Other	816	857
	7,165	6,687